Reconciliations of Beginning and Ending Balances of Benefit Obligations and Fair Value of Plan Assets (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	$ 463,256	¥ 37,987,000	¥ 37,898,000
Service cost	16,402	1,345,000	1,342,000	1,282,000
Interest cost	10,159	833,000	864,000	902,000
Plan amendment	(122)	(10,000)
Actuarial loss (gain)	(317)	(26,000)	113,000
Benefits paid	(29,939)	(2,455,000)	(2,065,000)
Foreign exchange impact	(1,988)	(163,000)	(165,000)
Projected benefit obligation at end of year	457,451	37,511,000	37,987,000	37,898,000
Change in plan assets:
Balance at beginning of year	422,256	34,625,000	33,929,000
Actual return on plan assets	10,415	854,000	161,000
Employer contributions	29,512	2,420,000	2,427,000
Benefits paid	(27,073)	(2,220,000)	(1,876,000)
Foreign exchange impact	(305)	(25,000)	(16,000)
Balance at end of year	434,805	35,654,000	34,625,000	33,929,000
Underfunded status	(22,646)	(1,857,000)	(3,362,000)
Amounts recognized in accumulated other comprehensive income consisted of:
Net actuarial loss	166,488	13,652,000	13,999,000
Prior service cost	(21,073)	(1,728,000)	(1,935,000)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax, Total	145,415	11,924,000	12,064,000
Amounts recognized in the consolidated balance sheet consisted of:
Current liabilities	(1,487)	(122,000)	(234,000)
Non-current liabilities	(36,915)	(3,027,000)	(3,128,000)
Other assets	15,756	1,292,000
Defined Benefit Plan, Amounts Recognized in Balance Sheet, Total	$ (22,646)	¥ (1,857,000)	¥ (3,362,000)